Segment Information - Key revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Information
Revenues	¥ 2,749,004	$ 393,103	¥ 3,598,905	¥ 4,198,889
Operating Segments
Segment Information
Number of operating segments | segment	1	1
Revenues	¥ 2,749,004		3,598,905	4,198,889
Marketing services | Operating Segments
Segment Information
Revenues	843,933		1,247,092	1,652,992
Paid membership | Operating Segments
Segment Information
Revenues	1,538,942		1,761,978	1,826,557
Others | Operating Segments
Segment Information
Revenues	¥ 366,129		¥ 589,835	¥ 719,340